SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	Mar. 31, 2015	Jan. 31, 2015	Oct. 14, 2014
Cash	$ 4,733	$ 1,767	$ 0